Annual Fund Operating Expenses - Ariel Focus Fund	Feb. 01, 2021
Investor Class
Operating Expenses:
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.35%
Expenses (as a percentage of Assets)	1.25%	[1]
Fee Waiver or Reimbursement	(0.25%)
Net Expenses (as a percentage of Assets)	1.00%
Institutional Class
Operating Expenses:
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	0.24%
Expenses (as a percentage of Assets)	0.89%	[1]
Fee Waiver or Reimbursement	(0.14%)
Net Expenses (as a percentage of Assets)	0.75%

[1]

Ariel Investments, LLC (“Ariel” or the “Adviser”) is contractually obligated to waive fees or reimburse expenses (excluding acquired fund fees and expenses, brokerage, interest, taxes, distribution plan expenses, and extraordinary items) in order to limit the Fund’s total annual fund operating expenses to 1.00% of net assets for the Investor Class and 0.75% of net assets for the Institutional Class through the end of the fiscal year ending September 30, 2022. No termination of this agreement by either the Fund’s Board of Trustees or the Adviser may be effective until, at the earliest, October 1, 2022.